Credit Agreement and Effective Interest Rates Adjusted for Swaps (Detail)	Dec. 31, 2013
Revolving Credit Facility
Debt And Credit Agreements [Line Items]
Effective interest rate	3.42%
Tranche A
Debt And Credit Agreements [Line Items]
Effective interest rate	1.92%
Tranche C
Debt And Credit Agreements [Line Items]
Effective interest rate	3.92%
Effective rate adjusted for swaps	4.41%
Tranche D
Debt And Credit Agreements [Line Items]
Effective interest rate	4.50%
Tranche E
Debt And Credit Agreements [Line Items]
Effective interest rate	4.00%
Effective rate adjusted for swaps	4.10%